Fair values of financial assets and liabilities - Financial liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
At fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 9,102	£ 7,702
At fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	90	73
At fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	8,965	7,582
At fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	47	47
Liabilities held at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	7,691	7,531
Liabilities held at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	7,644	7,484
Liabilities held at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	47	47
Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1,411	171
Trading liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	90	73
Trading liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1,321	98
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	9,254	9,831
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	8,907	9,534
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	347	297
At fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	18,356	17,533
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	90	73
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	17,872	17,116
At fair value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 394	£ 344